COMMITMENTS AND CONTINGENCIES (Details Narrative)	12 Months Ended
Mar. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Annual license maintenance fee	$ 15,000
Annual license maintenance fee, therafter	10,000
Phase I Human Clinical Trial [member]
IfrsStatementLineItems [Line Items]
Amount of licensed product or service	300,000
Phase II Human Clinical Trial [member]
IfrsStatementLineItems [Line Items]
Amount of licensed product or service	600,000
Phase III Human Clinical Trial [member]
IfrsStatementLineItems [Line Items]
Amount of licensed product or service	$ 1,500,000